Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Cash And Cash Equivalents Abstract
Cash at bank	[1]	$ 6,011,368	$ 2,172,499
Cash and cash equivalents		$ 6,011,368	$ 2,172,499

[1]	Cash at bank earns interest at floating rates based on daily deposit rates.